Other income - Grants (Details) € in Thousands, $ in Millions	5 Months Ended	12 Months Ended			41 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2017 USD ($)
Other Income [Line Items]
Grant income		€ 870	€ 1,632	€ 3,188
Cystic Fibrosis Foundation Therapeutics Inc | Maximum
Other Income [Line Items]
Grant income	€ 2,500				$ 3
European Commission Horizon 2020 Program [member]
Other Income [Line Items]
Current government grants				4,600
European Commission Horizon 2020 Program [member] | Entity And Academic Partners [member]
Other Income [Line Items]
Current government grants	6,000	6,000		€ 6,000
Amount of funds available for qualified projects	€ 80,000,000	€ 80,000,000